Investments - Summary of Partnership's Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	102.85%	103.71%
Fair Value	$ 25,260,063	$ 37,031,024
Management Fees	177,872	312,606	$ 1,753,124
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Management Fees	1,581,367	1,431,344	2,127,948
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Investments [Line Items]
Management Fees	205,415	$ 205,572	$ 346,230
Blackwater Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		15.50%
Fair Value		$ 16,901,955
Partnership's Pro-rata Net Income (Loss)	$ (26,849)	$ (138,777)
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
SECOR Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	30.45%
Fair Value	$ 27,517,405
Partnership's Pro-rata Net Income (Loss)	$ 855,249
Investment Objective	Commodity Portfolio
Redemption Permitted	Monthly
Cambridge Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	102.00%	89.30%
Fair Value	$ 13,537,489	$ 12,289,754
Partnership's Pro-rata Net Income (Loss)	$ 3,223,223	$ 2,777,719
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
KR Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Investments [Line Items]
Partnership's Pro-rata Net Income (Loss)		$ 156,507
Investment Objective		Commodity Portfolio
Redemption Permitted		Monthly
BHM I, LLC [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	15.86%	79.08%
Fair Value	$ 3,894,858	$ 28,236,607
Partnership's Pro-rata Net Income (Loss)	(3,328,835)	1,881,303
Management Fees	$ 284,061	$ 619,883
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
PGR Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	50.66%	14.82%
Fair Value	$ 12,442,510	$ 5,291,425
Partnership's Pro-rata Net Income (Loss)	$ 104,616	$ 1,226,334
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly
MB Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	36.33%	9.81%
Fair Value	$ 8,922,695	$ 3,502,992
Partnership's Pro-rata Net Income (Loss)	$ (536,287)	$ 68,634
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly